Employee Benefit Plans and Other Postretirement Plans Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2013 Pension Plans	Dec. 31, 2012 Pension Plans	Dec. 31, 2011 Pension Plans	Dec. 31, 2013 Postretirement Plans	Dec. 31, 2012 Postretirement Plans	Dec. 31, 2011 Postretirement Plans	Dec. 31, 2014 Scenario, Forecast	Dec. 31, 2014 Scenario, Forecast Pension Plans	Dec. 31, 2014 Scenario, Forecast Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Assumptions Used to Determine Benefit Obligation, Discount Rate	5.00%	4.25%	4.75%	4.85%	4.00%	4.50%
Weighted-Average Assumptions Used to Determine Benefit Obligations, Rate of compensation increase	4.00%	4.00%	4.00%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost, Discount rate	4.57%	4.75%	5.50%	4.00%	4.50%	5.25%		5.00%	4.85%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost, Expected return on plan assets	6.53%	6.15%	7.75%				6.69%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost, Rate of compensation increase	4.00%	4.00%	4.00%
Discount rate to calculate net periodic benefit cost for 2014	4.57%	4.75%	5.50%	4.00%	4.50%	5.25%		5.00%	4.85%
Weighted-Average expected return on plan assets for 2014	6.53%	6.15%	7.75%				6.69%